Basic and Diluted Net Loss Per Share - Schedule of Computation of Diluted Net Income (Loss) Per Share (Details) (10-K) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Total common stock equivalents	152,686,642	157,645,607	158,543,623	165,647,549
Common Stock Warrants [Member]
Total common stock equivalents	102,758,031	118,148,846	118,046,862	127,434,122
Common Stock Options [Member]
Total common stock equivalents	40,438,425	39,496,761	40,496,761	38,213,427